Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Analysis of income and expense [abstract]
Non operating income rebates	₩ 46,283	₩ 74,044